Stockholders' Equity (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Mar. 29, 2021	Dec. 31, 2020
Minimum required net assets after distribution of dividends	¥ 3
Required appropriation to legal reserve, percentage	10.00%
Percentage of common stock, percentage which precludes appropriation	25.00%
Class A Common
Common stock, shares authorized	1	1	1
Common stock
Common stock, shares authorized	19,899,999	19,899,999	9,999,999
Portion of proceeds credited to capital stock, minimum under Companies Act	50.00%
Common stock | Class A Common
Recently approved maximum number of common shares		19,900,000